UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934
For the distribution period from October 1, 2015 to October 31, 2015 Commission File Number of issuing entity: 333-165957-02

Bank of America Auto Trust 2012-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165957

Bank of America Auto Receivables Securitization, LLC
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6885893
(I.R.S. Employer Identification No.)

℅ Bank of America Auto Receivables Securitization, LLC 100 N. Tryon Street Charlotte, NC	28255
(Address of principal executive offices of the issuing entity)	(zip code)

(980) 683-4915
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 notes	[___]	[___]	[ X ]	__________
Class A-2 notes	[___]	[___]	[ X ]	__________
Class A-3 notes	[___]	[___]	[ X ]	__________
Class A-4 notes	[___]	[___]	[ X ]	__________
Class B notes	[___]	[___]	[ X ]	__________
Class C notes	[___]	[___]	[ X ]	__________
Class D notes	[___]	[___]	[ X ]	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes    X    No

PART I – DISTRIBUTION INFORMATION
Item 1.  Distribution and Pool Performance Information.
On November 16, 2015, a distribution was made to holders of notes of the issuing entity. The description of the distribution and pool performance for the distribution period from October 1, 2015 to October 31, 2015 is provided on the distribution report attached as Exhibit 99.1 to this Form 10-D.

Repurchase Demand Activity (Rule 15Ga-1)
No Activity to Report

Most Recent Form ABS – 15G
Filed by: Bank of America Auto Receivables Securitization, LLC
CIK#: 0001488082
Filing Date: February 9, 2015

Filed by: Bank of America, N.A.
CIK#: 0001102113
Filing Date: October 30, 2015

PART II – OTHER INFORMATION
Item 9.  Exhibits.
ITEM 9.01 (c). Exhibits.
The following is filed as Exhibit to this Report under Exhibit 99:
Exhibit No.                          Description
99.1	Distribution report (The Indenture Trustee Certificate Statement to Noteholders) of the issuing entity, relating to the November 16, 2015 distribution.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated:  November 18, 2015                                                                                             Bank of America Auto Receivables Securitization, LLC

By: /s/ Stephanie L. Vincent
Name: Stephanie L. Vincent
Title: Treasurer